UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
October 13, 2009

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                81
                                              -----------
Form 13F Information Table Value Total:       $   484,026
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 09/30/09








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
3M Company	COM   88579Y101 3,625  49,123SH SOLE		       49,123
Aglres		COM   001204106	1,216  34,498SH SOLE                   34,498
Alliance Res.	COM   01877r108	1,890  52,130SH	SOLE		       52,130
Altria Group    COM   02209S103 4,480 251,562SH SOLE                  251,562
Anadarko Pete	COM   032511107   869  13,865SH SOLE		       13,865
AT&T		COM   00206R102 4,820 178,454SH SOLE		      178,454
BeBe Stores Inc.COM   075571109   748 101,710SH SOLE                  101,710
Boardwalk Pipe.	COM   096627104 1,908  76,885SH SOLE		       76,885
Buckeye Partner COM   118230101 2,078  42,934SH SOLE                   42,934
CBL & Assoc PPt	COM   124830100   702  72,406SH SOLE                   72,406
Chevron Corp	COM   166764100 7,434 105,553SH SOLE	              105,553
China Bak Batt  COM   16936Y100   706 142,710SH SOLE                  142,710
Cogent          COM   19239Y108   393  39,000SH SOLE                   39,000
ConocoPhillips  COM   20825C104 6,711 148,607SH SOLE                  148,607
Cooper Tire Rub COM   216831107   641  36,500SH SOLE                   36,500
Coventry Health COM   222862104   838  42,000SH SOLE                   42,000
Direxion Lg Cap COM   25459W854 11,347 530,000SH SOLE                 530,000
Dress Barn Inc. COM   261570105   783  43,700SH SOLE                   43,700
Eagle Rock      COM   26985r104 4,073 947,325SH SOLE                  947,325
Enbridge Energy COM   29250r106 1,592  35,340SH SOLE                   35,340
Energy Trans Eq COM   29273V100   420  15,000SH SOLE                   15,000
Enerplus Res	COM   29274D604	  992  43,338SH SOLE		       43,338
Energy Transfer COM   29273R109 1,570  36,918SH SOLE                   36,918
Exxon Mobil	COM   30231G102   776  11,315SH SOLE                   11,315
Freeport McM.	COM   35671D857 7,826 114,067SH SOLE                  114,067
Freightcar Amer.COM   357023100   787  32,400SH SOLE                   32,400
General Elec	COM   369604103	3,102 188,917SH SOLE		      188,917
GlaxoSmithKlin  COM   37733W105 3,364  85,145SH SOLE                   85,145
H & E Equipment COM   404030108   555  49,005SH SOLE                   49,005
Harley David.	COM   412822108	1,270  55,235SH SOLE		       55,235
Hawaiian Elec.	COM   419870100	1,427  78,796SH SOLE		       78,796
Heinz		COM   423074103 1,566  39,407SH SOLE		       39,407
Hershey Co.	COM   427866108	5,140 132,277SH SOLE		      132,277
Home Depot	COM   437076102	5,333 200,220SH SOLE		      200,220
Insteel Indust. COM   45774W108   413  34,600SH SOLE                   34,600
Intel Corp.     COM   458140100 5,619 287,142SH SOLE                  287,142
Ishares TR Dow  COM   464287739 8,065 189,025SH SOLE                  189,025
Johnson & John	COM   478160104 3,874  63,639SH SOLE                   63,639
Kenneth Cole    COM   193294105   449  44,855SH SOLE                   44,855
Kinder Morgan   COM   494550106 1,787  33,084SH SOLE                   33,084
Kraft Foods 	COM   50075N104 4,398 167,448SH SOLE		      167,448
Louisiana Pac.	COM   546347105   342  51,330SH SOLE                   51,330
Magellan Mid.   COM   559080106 1,714  45,598SH SOLE                   45,598
Merck & Co.	COM   589331107 5,696 180,085SH SOLE                  180,085
Mesa Royalty TR COM   590660106 1,553  45,770SH SOLE                   45,770
Nicor Inc.	COM   654086107	4,050 110,706SH SOLE		      110,706
Nucor Corp.	COM   670346105	2,157  45,891SH SOLE		       45,891
Nustar          COM   67058h102 2,653  51,189SH SOLE                   51,189
Occidental Pet.	COM   674599105	242,760 3,096,435SH SOLE            3,096,435
Olin Corp	COM   680665205 8,696 498,634SH SOLE                  498,634
Patterson UTI   COM   703481101   805  53,350SH SOLE                   53,350
Penn VA         COM   707884102 1,062  62,006SH SOLE                   62,006
Penn West Ener. COM   707885109 1,539  97,167SH SOLE                   97,167
Pfizer		COM   717081103 5,607 338,822SH SOLE                  338,822
Philip Morris	COM   718172109	4,837  99,251SH SOLE		       99,251
Pioneer Drillin COM   723655106	  625  85,190SH SOLE                   85,190
Plains All Amer COM   726503105 1,777  38,392SH SOLE                   38,392
Polaris Ind.	COM   731068102 1,828  44,835SH SOLE                   44,835
PPG Industries	COM   693506107 3,854  66,219SH SOLE                   66,219
Procter&Gamble  COM   742718109 2,069  35,728SH SOLE                   35,728
Fin. Sector SPDRCOM   81369Y605 4,196 280,882SH SOLE                  280,882
Silicon Graphic	COM   82706L108	  956 142,500SH SOLE		      142,500
SPDR Gold Share COM   78463V107 23,180 234,500SH SOLE                 234,500
Suncor Energy   COM   867229106   570  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 1,905  32,154SH SOLE                   32,154
Sun Cmntys Inc. COM   866674104 4,773 221,800SH SOLE                  221,800
Sysco Corp	COM   871829107 5,422 218,212SH SOLE                  218,212
T C Pipelines   COM   87233q108 2,409  63,249SH SOLE                   63,249
Telecom Corp NZ	COM   879278208	2,395 250,067SH SOLE		      250,067
Teppco Partners COM   872384102 1,738  50,072SH SOLE                   50,072
Trinity Indust. COM   896522109   862  50,163SH SOLE                   50,163
United Parcel	COM   911312106	1,691  29,948SH SOLE                   29,948
Universal Corp	COM   913456109 3,338  79,830SH SOLE                   79,830
Universal ForestCOM   913543104   749  19,000SH SOLE                   19,000
USG Corp.	COM   903293405   257  15,000SH SOLE                   15,000
Valero Energy   COM   91913Y100 4,203 216,782SH SOLE                  216,782
Verizon Comm	COM   92343V104 5,535 182,864SH SOLE                  182,864
Viropharma Inc. COM   928241108 1,543 160,470SH SOLE                  160,470
Wal-Mart 	COM   931142103	5,162 105,165SH SOLE		      105,165
Western Refin.  COM   959319104   851 132,000SH SOLE                  132,000
Weyerhaeuser	COM   962166104	3,045  83,102SH SOLE		       83,102





REPORT SUMMARY:   81        484,026